Warrants	12 Months Ended
Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
WARRANTS
14.	WARRANTS

On April 28, 2016, the Company signed Share Purchase Agreement ("SPA") with Hangzhou Lianluo. In this SPA, Hangzhou Lianluo is entitled with 1,000,000 warrants to acquire from the Company 1,000,000 common shares at purchase price of $2.20 per share. The warrants will be exercisable at any time. The Company recognized the warrants as a derivative liability because warrants can be settled in cash. Warrants are remeasured at fair value with changes in fair value recorded in earnings in each reporting period.

There was a total of 1,000,000 warrants issued and outstanding as of December 31, 2019 and 2018.

The fair value of the outstanding warrants was calculated using the Black Scholes Model with the following assumptions:

	December 31,
Stock options	2019	2018	2017
Market price per share (USD/share)	$0.39	$1.13	1.73
Exercise price (USD/share)	2.20	2.20	2.20
Risk free rate	1.81%	2.6%	2.36%
Dividend yield	0%	0%	0%
Expected term/Contractual life (years)	6.3	7.3	8.3
Expected volatility	279.93%	256.20%	241.20%

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 3 inputs:

	December 31,
	2019	2018	2017
Beginning balance	$1,129,246	$1,729,111	$1,499,362
Warrants issued to Hangzhou Lianluo	-	-	-
Warrants redeemed	-	-	-
Fair value change of the issued warrants included in earnings	(739,616)	(599,865)	229,749
Ending balance	$389,630	$1,129,246	1,729,111

The following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2018	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2018	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2019	1,000,000	$2.20